Mezzanine equity	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Mezzanine equity
9.	Mezzanine equity
On February 17, 2023, the Company entered into a Share Purchase Agreement with Flawless Management Inc. and sold to Flawless Management Inc. 13,875 newly issued Series C Cumulative Convertible Perpetual Preferred Shares (“Series C Preferred Shares”) having a liquidation preference of one thousand dollars ($1,000) per share (“the Liquidation Preference”). The Series C Cumulative Convertible Perpetual Preferred Shares were used as a partial consideration for the acquisition of the Handysize drybulk carrier “Glorieuse” (Note
3,
4) from an affiliated company.
Each holder of Series C Preferred Share, at any time and from time to time on or after the date that is the date immediately following the six-month
anniversary of February 17, 2023, may elect to convert, in whole or in part, its Series C Preferred Shares into shares of common stock at a rate equal to the Series C Liquidation Preference, plus the amount of any accrued and unpaid dividend thereon to and including the conversion date, divided by the lower of (1) $7.50 and (2) the
Ten-Day
VWAP, subject to adjustment from time to time, provided, that, the conversion price shall not be less than $1.50.
If the Company shall, at any time or from time to time, pay a stock dividend or otherwise makes a distribution or distributions on its shares of common stock or any other equity or equity equivalent securities payable in shares of common stock, or effect a subdivision or split of the outstanding common shares, the conversion price in effect immediately before such stock dividend or distribution, subdivision or split shall be proportionately decreased and, conversely, if the Company shall, at any time or from time to time, effect a combination (including by means of a reverse stock split) of the outstanding shares of common stock the conversion price in effect before such combination shall be proportionately increased. Following the reverse stock split on April 28, 2023 (Note 1), the conversion price was adjusted to reflect the 1-for-15 reverse stock split.

The holder of the Series C Preferred Shares shall be entitled to receive dividends from time to time out of any assets of the Company legally available for the payment of dividends at a rate equal to
5.00
% per annum when, as, and if declared by the Board of Directors. Dividends, to the extent declared to be paid by the Company, shall be paid quarterly on each January 15, April 15, July 15 and October 15 of each year commencing on July 15, 2023. Dividends on the Series C Preferred Shares shall be payable based on a
360-day
year consisting of twelve
30-day
months. The dividend rate of

5.00
% per annum is not subject to adjustment. As of December 31, 2023, the Company paid dividends of $
389,271
on the Company’s
13,875
Series C Preferred Shares to Flawless Management
Inc.

The Series C Preferred Shares
were
redeemable upon a change in control, which is defined as the acquisition by any “person” or “group” of beneficial ownership through a purchase, merger or other acquisition transaction or series of purchases, mergers or other acquisition transactions of the Company’s shares entitling that person or group to exercise more than
50
% of the total voting power of all of the Company’s shares entitled to vote generally in elections of directors. The occurrence of the above events was
not solely in the control of the Company, and hence Series C Preferred Shares were initially
classified
wi
th
in Mezzanine equity as per ASC
480-10-S99
“Distinguishing liabilities from Equity – SEC Materials”. The Series C Preferred Shares were recorded at $
10.0
 million at initial recognition representing the acquisition price of the vessel Glorieuse amounting to $
18.5
 million less the cash consideration of $
8.5
 million. The acquisition price of the vessel, which approximated its fair value as determined by an independent broker, was used for the determination of the fair value of the mezzanine equity, since it was more clearly evident and, thus, more reliably measurable than the fair value of the Series C Preferred Shares issued.
On December 2
1
, 2023, all 13,875 Series C Preferred Shares, were converted by their holder, Flawless Management Inc., into 6,932,043 shares of the Company’s common stock. The Series C Preferred Shares were converted with a conversion price of $2.02, which represented the daily volume weighted average price of the Company’s common stock over the 10 consecutive trading days expiring on the trading day immediately prior to the date of delivery of the written notice of conversion. The Company, based on ASC 470-20-40-5, determined that the Series C Preferred Shares conversion feature is in essence a redemption, since such conversion was settled by a delivery of a variable number of shares of common stock with a fixed monetary amount and by applying ASC 260-10-S99-2 has recognized the difference between the carrying amount of the Series C Preferred Shares at the date of conversion and the fair value of the common stock delivered on the same date amounting to $6,507,789 as a deemed dividend, included in the statement of stockholders’ equity.